Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 52,873	$ 172,510	$ 200,002
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Change in net foreign currency translation adjustments	(1,694)	3,739	(227)
Change in deferred pension gain (loss)	252	(604)	36
OTHER COMPREHENSIVE INCOME (LOSS)	(1,442)	3,135	(191)
TOTAL COMPREHENSIVE INCOME	$ 51,431	$ 175,645	$ 199,811